RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 28,833,828	$ 29,003,922
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	5,275,608	5,195,358
Debt instruments | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	23,457,650	23,443,701
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk		109,161
Debt instruments | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	100,570	255,702
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,149,784	4,731,926
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,437,972	1,717,723
Debt instruments | Government Sectors
RISK MANAGEMENT
Maximum Exposure to Credit Risk	21,246,072	22,554,273
Equity securities
RISK MANAGEMENT
Maximum Exposure to Credit Risk	480,153	588,207
Equity securities | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,806	2
Equity securities | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	443,390	538,676
Equity securities | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	34,957	49,529
Equity securities | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	248,457	419,236
Equity securities | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	199,500	87,044
Equity securities | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	32,196	81,927
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,090,121	1,093,357
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	67,379	34,164
Derivatives | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	352,541	600,339
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	306,683	458,854
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	363,518
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	224,762	527,599
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	511,994	546,356
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 353,365	$ 19,402